Schedule of Investments
September 30, 2021 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 18.0%

Communication Services - 2.2%
Activision Blizzard Inc	2,806	217,156
Alphabet Inc - Class C (2)	228	607,691
Alphabet Inc - Class A (2)	166	443,804
AMC Entertainment Holdings Inc (2)	305	11,608
AT&T Inc	10,808	291,924
DHI Group Inc (2)	570	2,713
Electronic Arts Inc	280	39,830
Entravision Communications Corp	122	866
Facebook Inc (2)	1,920	651,629
Fluent Inc (2)	293	665
Fox Corp	36	1,444
Gogo Inc (2)	21	363
Gray Television Inc	314	7,165
IDT Corp (2)	63	2,643
IMAX Corp (2)	65	1,234
Interpublic Group of Cos Inc/The	1,681	61,642
John Wiley & Sons Inc	41	2,141
Liberty TripAdvisor Holdings Inc (2)	449	1,387
Lions Gate Entertainment Corp (2)	345	4,896
Meredith Corp (2)	46	2,562
Netflix Inc (2)	256	156,247
News Corp	545	12,824
Pinterest Inc (2)	280	14,266
Roku Inc (2)	125	39,169
Sinclair Broadcast Group Inc	148	4,689
TEGNA Inc	297	5,857
Telephone and Data Systems Inc	313	6,104
Twitter Inc (2)	457	27,598
Verizon Communications Inc	5,753	310,720
Walt Disney Co/The	8	1,353
World Wrestling Entertainment Inc	165	9,283
Yelp Inc (2)	64	2,383
Ziff Davis Inc (2)	1,036	141,538

		3,085,394

Consumer Discretionary - 1.7%
Abercrombie & Fitch Co (2)	106	3,989
Adient PLC (2)	89	3,689
Amazon.com Inc (2)	206	676,718
American Axle & Manufacturing Holdings Inc (2)	198	1,744
American Eagle Outfitters Inc	136	3,509
Aptiv PLC (2)	43	6,406
Aramark	234	7,689
Bath & Body Works Inc	125	7,879
Bed Bath & Beyond Inc (2)	15	259
Best Buy Co Inc	1,550	163,851

Big 5 Sporting Goods Corp	3	69
Big Lots Inc	154	6,677
Biglari Holdings Inc (2)	5	859
Boyd Gaming Corp (2)	205	12,968
Brinker International Inc (2)	97	4,758
Buckle Inc/The	25	990
Caleres Inc	97	2,155
Capri Holdings Ltd (2)	206	9,972
Chico's FAS Inc (2)	60	269
Conn's Inc (2)	19	434
Crocs Inc (2)	279	40,031
Dana Inc	183	4,070
Darden Restaurants Inc	228	34,535
Dave & Buster's Entertainment Inc (2)	107	4,101
Del Taco Restaurants Inc	49	428
Designer Brands Inc (2)	45	627
Dick's Sporting Goods Inc	93	11,139
Dillard's Inc	6	1,035
Domino's Pizza Inc	38	18,124
eBay Inc	266	18,532
Ethan Allen Interiors Inc	12	284
Everi Holdings Inc (2)	155	3,748
Fiesta Restaurant Group Inc (2)	13	142
Flexsteel Industries Inc	10	309
Foot Locker Inc	384	17,533
Ford Motor Co (2)	2,597	36,774
Fossil Group Inc (2)	37	438
Frank's International NV (2)	300	882
GameStop Corp (2)	39	6,843
Gap Inc/The	234	5,312
General Motors Co (2)	1,448	76,324
Genius Brands International Inc (2)	102	139
G-III Apparel Group Ltd (2)	26	736
Goodyear Tire & Rubber Co/The (2)	281	4,974
Greenlane Holdings Inc (2)	171	405
Group 1 Automotive Inc	18	3,382
Hibbett Inc	75	5,306
Home Depot Inc/The	924	303,312
Houghton Mifflin Harcourt Co (2)	83	1,115
International Game Technology PLC (2)	363	9,554
Kohl's Corp	197	9,277
Kontoor Brands Inc	29	1,449
Lands' End Inc (2)	75	1,766
Lear Corp	64	10,015
Lennar Corp	304	28,479
Liquidity Services Inc (2)	33	713
Lovesac Co/The (2)	11	727
Macy's Inc	220	4,972
MGM Resorts International	225	9,709
Modine Manufacturing Co (2)	147	1,666
Mohawk Industries Inc (2)	173	30,690
ODP Corp/The (2)	30	1,205
OneWater Marine Inc	238	9,570
Overstock.com Inc (2)	1	78
Papa John's International Inc	28	3,556
Qurate Retail Inc	418	4,259
RCI Hospitality Holdings Inc	36	2,466
Red Robin Gourmet Burgers Inc (2)	131	3,021
Red Rock Resorts Inc (2)	229	11,729

Rent-A-Center Inc/TX	327	18,381
Scientific Games Corp (2)	159	13,208
Shoe Carnival Inc	36	1,167
Shutterstock Inc	43	4,873
Signet Jewelers Ltd	51	4,027
Smith & Wesson Brands Inc	186	3,861
Sonos Inc (2)	190	6,148
Starbucks Corp	1,420	156,640
Tapestry Inc	470	17,399
Target Corp	382	87,390
Tempur Sealy International Inc	59	2,738
Tenneco Inc (2)	230	3,282
Tesla Inc (2)	544	421,861
Texas Roadhouse Inc	183	16,713
Thor Industries Inc	247	30,322
Town Sports International Holdings Inc (2)	464	5
Tupperware Brands Corp (2)	31	655
Urban Outfitters Inc (2)	22	653
Vera Bradley Inc (2)	268	2,522
Vista Outdoor Inc (2)	21	847
Waitr Holdings Inc (2)	324	287
XPEL Inc (2)	34	2,579
Yum! Brands Inc	439	53,694

		2,509,617

Consumer Staples - 0.4%
Albertsons Cos Inc	163	5,074
Bunge Ltd	2,461	200,129
Celsius Holdings Inc (2)	1	90
Darling Ingredients Inc (2)	267	19,197
Hershey Co/The	1,192	201,746
Ingles Markets Inc	30	1,981
Kroger Co/The	21	849
Medifast Inc	18	3,468
PepsiCo Inc	174	26,171
Spectrum Brands Holdings Inc	49	4,688
Tyson Foods Inc	51	4,026
United Natural Foods Inc (2)	48	2,324
Walgreens Boots Alliance Inc	218	10,257
Walmart Inc	549	76,520

		556,520

Energy - 0.5%
Alto Ingredients Inc (2)	9	44
Amplify Energy Corp (2)	141	750
Antero Resources Corp (2)	230	4,326
APA Corp	488	10,458
Ardmore Shipping Corp	4	17
Berry Corp	98	707
Bristow Group Inc (2)	21	668
Cactus Inc	13	490
Centennial Resource Development Inc/DE (2)	149	998
ChampionX Corp (2)	183	4,092
Cimarex Energy Co	36	3,139
ConocoPhillips	957	64,856
CONSOL Energy Inc (2)	57	1,483
Continental Resources Inc/OK	15	692

Delek US Holdings Inc	124	2,228
Devon Energy Corp	741	26,313
DHT Holdings Inc	184	1,202
Diamondback Energy Inc	169	15,999
Dorian LPG Ltd	67	831
EOG Resources Inc	408	32,750
Exxon Mobil Corp	5,657	332,745
Goodrich Petroleum Corp (2)	6	142
Hallador Energy Co (2)	111	329
Hess Corp	115	8,983
Laredo Petroleum Inc (2)	30	2,432
Magnolia Oil & Gas Corp	101	1,797
Matador Resources Co	18	685
NextDecade Corp (2)	92	256
Nine Energy Service Inc (2)	288	527
Northern Oil and Gas Inc (2)	45	963
Occidental Petroleum Corp	868	25,675
Oceaneering International Inc (2)	67	892
Ovintiv Inc	458	15,059
PDC Energy Inc	51	2,417
Peabody Energy Corp (2)	127	1,878
Pioneer Natural Resources Co	118	19,648
Profire Energy Inc (2)	5	6
Range Resources Corp (2)	75	1,697
Schlumberger NV	1,265	37,495
Scorpio Tankers Inc	65	1,205
SM Energy Co	154	4,063
Southwestern Energy Co (2)	734	4,066
Talos Energy Inc (2)	126	1,735
Teekay Corp (2)	254	930
Transocean Ltd (2)	237	898
Uranium Energy Corp (2)	272	830
W&T Offshore Inc (2)	41	153
Westmoreland Coal Co (2)(6)	410	0
Whiting Petroleum Corp (2)	36	2,103
World Fuel Services Corp	1	34

		641,686

Financials - 2.3%
Affiliated Managers Group Inc	124	18,735
Aflac Inc	709	36,960
Allstate Corp/The	205	26,099
Ally Financial Inc	975	49,774
American Financial Group Inc/OH	124	15,603
American International Group Inc	3,934	215,937
Ameris Bancorp	224	11,621
Arbor Realty Trust Inc	127	2,353
Athene Holding Ltd (2)	2,809	193,456
B Riley Financial Inc	185	10,922
Bank of America Corp	2,797	118,733
Bank of New York Mellon Corp/The	1,064	55,158
Bank OZK	111	4,771
Berkshire Hathaway Inc (2)	1,626	443,800
BGC Partners Inc	160	834
Blackstone Inc	2,022	235,239
Brighthouse Financial Inc (2)	255	11,534
Capital One Financial Corp	416	67,380

Charles Schwab Corp/The	594	43,267
Chimera Investment Corp	1,520	22,572
Citigroup Inc	1,306	91,655
Citizens Financial Group Inc	493	23,161
Curo Group Holdings Corp	456	7,902
Customers Bancorp Inc (2)	50	2,151
East West Bancorp Inc	124	9,615
Ellington Financial Inc	809	14,797
Evercore Inc	296	39,566
Fifth Third Bancorp	1,405	59,628
First American Financial Corp	892	59,809
First Financial Bankshares Inc	368	16,910
First Horizon Corp	1,597	26,015
FNB Corp/PA	350	4,067
Goldman Sachs Group Inc/The	10	3,780
Great Western Bancorp Inc	23	753
Hancock Whitney Corp	109	5,136
Hartford Financial Services Group Inc/The	357	25,079
Hilltop Holdings Inc	326	10,650
Invesco Ltd	374	9,017
Janus Henderson Group PLC	237	9,795
JPMorgan Chase & Co	730	119,494
LendingClub Corp (2)	85	2,400
Medley Management Inc (2)(6)	25	0
Meta Financial Group Inc	76	3,988
MetLife Inc	365	22,531
Moelis & Co	275	17,014
Morgan Stanley	1,092	106,263
MSCI Inc	70	42,584
NewStar Financial Contingent Value Rights (2)(6)(8)	8	0
Northrim BanCorp Inc	202	8,587
Old Republic International Corp	2,142	49,544
OneMain Holdings Inc	101	5,588
Oppenheimer Holdings Inc	113	5,118
PacWest Bancorp	243	11,013
Piper Sandler Cos	170	23,538
PNC Financial Services Group Inc/The	244	47,736
Popular Inc	100	7,767
Pzena Investment Management Inc	433	4,261
Redwood Trust Inc	94	1,212
Regions Financial Corp	952	20,287
Sandy Spring Bancorp Inc	158	7,240
Siebert Financial Corp (2)	17	57
Signature Bank/New York NY	14	3,812
SLM Corp	558	9,821
StepStone Group Inc	105	4,477
Stewart Information Services Corp	927	58,642
StoneX Group Inc (2)	11	725
SVB Financial Group (2)	35	22,641
Synchrony Financial	4,124	201,581
Synovus Financial Corp	330	14,484
T Rowe Price Group Inc	214	42,094
Tiptree Inc	70	701
Truist Financial Corp	843	49,442
Umpqua Holdings Corp	823	16,666
US Bancorp	1,933	114,898

Valley National Bancorp	262	3,487
Walker & Dunlop Inc	84	9,534
Wells Fargo & Co	2,246	104,237
Western Alliance Bancorp	93	10,120
Wintrust Financial Corp	12	964
Zions Bancorp NA	154	9,531

		3,188,313

Healthcare - 3.4%
AbbVie Inc	2,614	281,972
Abeona Therapeutics Inc (2)	148	166
AcelRx Pharmaceuticals Inc (2)	57	58
Aclaris Therapeutics Inc (2)	73	1,314
ADMA Biologics Inc (2)	54	61
Affimed NV (2)	229	1,415
Agilent Technologies Inc	799	125,866
Agios Pharmaceuticals Inc (2)	29	1,338
Alector Inc (2)	53	1,209
Align Technology Inc (2)	66	43,918
Alkermes PLC (2)	183	5,644
Alnylam Pharmaceuticals Inc (2)	132	24,923
Amedisys Inc (2)	6	895
Amgen Inc	888	188,833
Amicus Therapeutics Inc (2)	43	411
Amneal Pharmaceuticals Inc (2)	442	2,360
Anavex Life Sciences Corp (2)	62	1,113
ANI Pharmaceuticals Inc (2)	22	722
Anthem Inc	39	14,539
Apellis Pharmaceuticals Inc (2)	61	2,011
Apollo Medical Holdings Inc (2)	6	546
Arbutus Biopharma Corp (2)	495	2,124
Arcutis Biotherapeutics Inc (2)	59	1,410
Arrowhead Pharmaceuticals Inc (2)	79	4,932
Assertio Holdings Inc (2)	267	242
Avalo Therapeutics Inc (2)	354	772
Baxter International Inc	268	21,555
Beam Therapeutics Inc (2)	46	4,002
Beyondspring Inc (2)	78	1,229
BioDelivery Sciences International Inc (2)	970	3,502
Biogen Inc (2)	691	195,546
Bio-Techne Corp	42	20,352
Blueprint Medicines Corp (2)	55	5,655
Bridgebio Pharma Inc (2)	44	2,062
Bristol-Myers Squibb Co	4,047	239,461
Bruker Corp	23	1,796
Calyxt Inc (2)	49	165
Cardinal Health Inc	562	27,797
CareDx Inc (2)	119	7,541
CASI Pharmaceuticals Inc (2)	44	52
Cassava Sciences Inc (2)	83	5,153
Catalent Inc (2)	84	11,178
Catalyst Pharmaceuticals Inc (2)	639	3,387
Centogene NV (2)	138	1,519
Cerner Corp	1,199	84,553
Chimerix Inc (2)	48	297
Coherus Biosciences Inc (2)	19	305

Community Health Systems Inc (2)	123	1,439
Computer Programs and Systems Inc (2)	110	3,901
Cortexyme Inc (2)	18	1,650
CVS Health Corp	1,738	147,487
Danaher Corp	795	242,030
Denali Therapeutics Inc (2)	76	3,834
DENTSPLY SIRONA Inc	90	5,225
Dicerna Pharmaceuticals Inc (2)	94	1,895
Dynavax Technologies Corp (2)	129	2,478
Editas Medicine Inc (2)	75	3,081
Elanco Animal Health Inc Contingent Value Rights (2)(6)(8)	32	0
Eli Lilly & Co	562	129,850
Eloxx Pharmaceuticals Inc (2)	569	927
Endo International PLC (2)	205	664
Enochian Biosciences Inc (2)	7	47
Evelo Biosciences Inc (2)	204	1,436
Exact Sciences Corp (2)	135	12,886
Exelixis Inc (2)	336	7,103
Fate Therapeutics Inc (2)	65	3,853
Galectin Therapeutics Inc (2)	117	454
Genprex Inc (2)	305	817
Gilead Sciences Inc	2,324	162,331
HCA Healthcare Inc	204	49,515
Hologic Inc (2)	67	4,945
Horizon Therapeutics Plc (2)	850	93,109
IDEXX Laboratories Inc (2)	13	8,085
IGM Biosciences Inc (2)	5	329
Illumina Inc (2)	48	19,469
Incyte Corp (2)	947	65,135
Inogen Inc (2)	37	1,594
Inotiv Inc (2)	49	1,433
Intellia Therapeutics Inc (2)	45	6,037
Johnson & Johnson	2,597	419,416
Jounce Therapeutics Inc (2)	83	617
Kezar Life Sciences Inc (2)	142	1,227
La Jolla Pharmaceutical Co (2)	152	606
Lexicon Pharmaceuticals Inc (2)	14	67
Ligand Pharmaceuticals Inc (2)	4	557
Mallinckrodt PLC (2)	20	4
MannKind Corp (2)	539	2,345
Marinus Pharmaceuticals Inc (2)	29	330
McKesson Corp	118	23,527
MEDNAX Inc (2)	19	540
Medtronic PLC	1,988	249,196
Merck & Co Inc	3,885	291,802
Mind Medicine MindMed Inc (2)	25	58
Mirati Therapeutics Inc (2)	51	9,022
Moderna Inc (2)	228	87,748
Myriad Genetics Inc (2)	74	2,389
Natera Inc (2)	79	8,804
Neurocrine Biosciences Inc (2)	12	1,151
Novavax Inc (2)	50	10,366
Ocugen Inc (2)	90	646
Oncocyte Corp (2)	100	356
Organogenesis Holdings Inc (2)	2	28
Organon & Co	307	10,067
Palatin Technologies Inc (2)	860	381
PerkinElmer Inc	192	33,272

Perrigo Co PLC	874	41,366
Pfizer Inc	6,528	280,769
Portage Biotech Inc (2)	19	386
Precigen Inc (2)	150	749
Prothena Corp PLC (2)	41	2,920
PTC Therapeutics Inc (2)	25	930
Puma Biotechnology Inc (2)	240	1,682
Quest Diagnostics Inc	89	12,933
Radius Health Inc (2)	1	12
Regeneron Pharmaceuticals Inc (2)	376	227,548
REGENXBIO Inc (2)	32	1,341
ResMed Inc	29	7,643
Rocket Pharmaceuticals Inc (2)	101	3,019
Royalty Pharma PLC	524	18,937
Sage Therapeutics Inc (2)	78	3,456
Seagen Inc (2)	10	1,698
Seres Therapeutics Inc (2)	33	230
Sesen Bio Inc (2)	383	304
Sorrento Therapeutics Inc (2)	300	2,289
SpringWorks Therapeutics Inc (2)	28	1,776
STAAR Surgical Co (2)	64	8,226
Stoke Therapeutics Inc (2)	33	840
Stryker Corp	62	16,351
Sutro Biopharma Inc (2)	76	1,436
Thermo Fisher Scientific Inc	456	260,526
Twist Bioscience Corp (2)	63	6,739
Tyme Technologies Inc (2)	114	117
Ultragenyx Pharmaceutical Inc (2)	67	6,043
United Therapeutics Corp (2)	104	19,196
UnitedHealth Group Inc	479	187,164
Vanda Pharmaceuticals Inc (2)	94	1,611
Veeva Systems Inc (2)	113	32,563
Vertex Pharmaceuticals Inc (2)	217	39,362
Viatris Inc	1,834	24,851
Zentalis Pharmaceuticals Inc (2)	40	2,666
ZIOPHARM Oncology Inc (2)	192	349
Zoetis Inc	175	33,975

		4,735,465

Industrials - 1.2%
3M Co	762	133,670
ABM Industries Inc	155	6,977
Acuity Brands Inc	107	18,551
AGCO Corp	233	28,549
Altra Industrial Motion Corp	41	2,269
ArcBest Corp	64	5,233
Atkore Inc (2)	87	7,562
Atlas Air Worldwide Holdings Inc (2)	72	5,881
Avis Budget Group Inc (2)	49	5,709
Axon Enterprise Inc (2)	56	9,801
AZZ Inc	119	6,331
BlueLinx Holdings Inc (2)	19	929
Boise Cascade Co	479	25,856
Builders FirstSource Inc (2)	178	9,210
ChargePoint Holdings Inc (2)	30	600

Comfort Systems USA Inc	63	4,493
Covenant Logistics Group Inc (2)	104	2,876
CSX Corp	826	24,565
Donaldson Co Inc	348	19,979
Dover Corp	737	114,604
EMCOR Group Inc	371	42,806
Emerson Electric Co	396	37,303
Encore Wire Corp	123	11,664
EnerSys	105	7,816
Expeditors International of Washington Inc	1,362	162,255
FedEx Corp	95	20,833
Genco Shipping & Trading Ltd	161	3,241
Generac Holdings Inc (2)	119	48,632
General Dynamics Corp	428	83,901
GMS Inc (2)	197	8,629
Graco Inc	277	19,382
GrafTech International Ltd	387	3,994
Herc Holdings Inc	52	8,500
Herman Miller Inc	97	3,653
Hertz Global Holdings Inc (2)	3	59
Hillenbrand Inc	134	5,715
Hubbell Inc	159	28,727
Huntington Ingalls Industries Inc	311	60,042
Karat Packaging Inc (2)	29	610
Manitowoc Co Inc/The (2)	201	4,305
ManpowerGroup Inc	426	46,127
Matson Inc	92	7,425
Mesa Air Group Inc (2)	416	3,187
Miller Industries Inc/TN	196	6,672
Mueller Industries Inc	750	30,825
National Presto Industries Inc	29	2,380
NL Industries Inc	13	75
nVent Electric PLC	337	10,895
Old Dominion Freight Line Inc	43	12,297
Oshkosh Corp	153	15,663
Owens Corning	244	20,862
PAE Inc (2)	15	90
Plug Power Inc (2)	91	2,324
Primoris Services Corp	858	21,012
Quad/Graphics Inc (2)	442	1,879
Quanta Services Inc	1,726	196,453
Regal Rexnord Corp	232	34,879
Resideo Technologies Inc (2)	129	3,198
REV Group Inc	134	2,299
Rush Enterprises Inc	228	10,296
Ryder System Inc	406	33,580
Saia Inc (2)	2	476
Shyft Group Inc/The	123	4,675
SkyWest Inc (2)	233	11,496
Steelcase Inc	141	1,788
Terex Corp	325	13,683
Textainer Group Holdings Ltd (2)	87	3,037
Textron Inc	770	53,754
Titan International Inc (2)	64	458
Triton International Ltd	140	7,286
TrueBlue Inc (2)	55	1,489

Union Pacific Corp	120	23,521
United Parcel Service Inc	379	69,016
Valmont Industries Inc	119	27,979
Vectrus Inc (2)	101	5,078
Veritiv Corp (2)	11	985
WESCO International Inc (2)	82	9,456
Yellow Corp (2)	208	1,175

		1,693,482

Information Technology - 5.0%
3D Systems Corp (2)	53	1,461
Accenture PLC	150	47,988
ACI Worldwide Inc (2)	560	17,209
Adobe Inc (2)	453	260,801
ADTRAN Inc	97	1,820
Alliance Data Systems Corp	103	10,392
American Software Inc/GA	149	3,539
Amkor Technology Inc	202	5,040
Apple Inc	7,735	1,094,503
Applied Materials Inc	1,874	241,240
Arrow Electronics Inc (2)	572	64,230
Autodesk Inc (2)	184	52,471
Aviat Networks Inc (2)	4	131
Avnet Inc	734	27,136
Bill.com Holdings Inc (2)	43	11,479
Box Inc (2)	447	10,580
Broadcom Inc	209	101,350
Cadence Design Systems Inc (2)	98	14,841
Calix Inc (2)	138	6,821
Cambium Networks Corp (2)	10	362
CDK Global Inc	1,863	79,271
CDW Corp/DE	334	60,795
ChannelAdvisor Corp (2)	273	6,888
Cisco Systems Inc/Delaware	3,981	216,686
Cloudflare Inc (2)	186	20,953
Cognizant Technology Solutions Corp	1,049	77,846
CommScope Holding Co Inc (2)	348	4,729
CommVault Systems Inc (2)	763	57,462
Concentrix Corp	83	14,691
Conduent Inc (2)	731	4,817
Corning Inc	915	33,388
Crowdstrike Holdings Inc (2)	104	25,561
Diebold Nixdorf Inc (2)	68	687
Dolby Laboratories Inc	1,174	103,312
DXC Technology Co (2)	300	10,083
Dynatrace Inc (2)	130	9,226
Ebix Inc	17	458
EPAM Systems Inc (2)	242	138,056
Extreme Networks Inc (2)	105	1,034
Fortinet Inc (2)	242	70,674
Hewlett Packard Enterprise Co	1,269	18,083
HP Inc	4,044	110,644
HubSpot Inc (2)	18	12,170
Intel Corp	4,373	232,993
International Business Machines Corp	1,706	237,015
Intuit Inc	487	262,741

Jabil Inc	1,138	66,425
Kimball Electronics Inc (2)	63	1,624
Kulicke & Soffa Industries Inc	116	6,760
Lam Research Corp	16	9,106
Manhattan Associates Inc (2)	286	43,767
Marathon Digital Holdings Inc (2)	84	2,653
McAfee Corp	1,053	23,282
Micron Technology Inc	670	47,557
Microsoft Corp	5,033	1,418,908
MicroVision Inc (2)	254	2,807
MKS Instruments Inc	4	604
MongoDB Inc (2)	17	8,016
Monolithic Power Systems Inc	27	13,086
NCR Corp (2)	330	12,791
NortonLifeLock Inc	1,248	31,574
NVIDIA Corp	1,577	326,691
NXP Semiconductors NV	18	3,526
Okta Inc (2)	44	10,443
ON Semiconductor Corp (2)	64	2,929
Oracle Corp	1,636	142,545
Perficient Inc (2)	52	6,016
Plantronics Inc (2)	16	411
Priority Technology Holdings Inc (2)	125	835
Progress Software Corp	423	20,807
Qorvo Inc (2)	305	50,993
QUALCOMM Inc	2,143	276,404
Rimini Street Inc (2)	117	1,129
Riot Blockchain Inc (2)	117	3,007
salesforce.com Inc (2)	540	146,459
Sanmina Corp (2)	15	578
ScanSource Inc (2)	96	3,340
SecureWorks Corp (2)	82	1,630
SiTime Corp (2)	7	1,429
Smartsheet Inc (2)	17	1,170
Sonim Technologies Inc (2)	26	70
Sprout Social Inc (2)	29	3,537
SS&C Technologies Holdings Inc	2,560	177,664
StarTek Inc (2)	237	1,306
Stratasys Ltd (2)	102	2,195
Synopsys Inc (2)	490	146,711
Teradata Corp (2)	172	9,864
TESSCO Technologies Inc (2)	26	145
Texas Instruments Inc	892	171,451
Trade Desk Inc/The (2)	251	17,645
Trimble Inc (2)	23	1,892
TTEC Holdings Inc	43	4,022
Ultra Clean Holdings Inc (2)	21	895
Viant Technology Inc (2)	246	3,006
Visa Inc	557	124,072
Workiva Inc (2)	15	2,114
Xperi Holding Corp	459	8,648
Zebra Technologies Corp (2)	87	44,842

		7,193,038

Materials - 0.4%
AdvanSix Inc	139	5,525
Alcoa Corp	3	147
Amyris Inc (2)	58	796
Avery Dennison Corp	430	89,100
Avient Corp	93	4,311
Celanese Corp	137	20,638
Chemours Co/The	309	8,980
Cleveland-Cliffs Inc (2)	215	4,259
Dow Inc	526	30,277
Element Solutions Inc	106	2,298
Freeport-McMoRan Inc	580	18,867
Hawkins Inc	55	1,918
Intrepid Potash Inc (2)	20	618
Koppers Holdings Inc (2)	210	6,565
Louisiana-Pacific Corp	333	20,436
LyondellBasell Industries NV	305	28,624
Mosaic Co/The	310	11,073
Newmont Corp	2,374	128,908
Nucor Corp	300	29,547
O-I Glass Inc (2)	93	1,327
Olin Corp	211	10,181
Rayonier Advanced Materials Inc (2)	118	885
Reliance Steel & Aluminum Co	329	46,856
Ryerson Holding Corp	53	1,180
Steel Dynamics Inc	164	9,591
SunCoke Energy Inc	35	220
Trinseo SA	90	4,858
Tronox Holdings PLC	139	3,426
United States Steel Corp	136	2,988

		494,399

Real Estate Investment Trust - 0.6%
Altisource Portfolio Solutions SA (2)	318	3,142
American Homes 4 Rent	746	28,438
American Tower Corp	264	70,068
Ashford Hospitality Trust Inc (2)	67	986
Camden Property Trust	199	29,347
CareTrust REIT Inc	431	8,758
CatchMark Timber Trust Inc	639	7,585
CBL & Associates Properties Inc (2)	1,071	197
CorEnergy Infrastructure Trust Inc	505	2,237
CorePoint Lodging Inc (2)	28	434
Corporate Office Properties Trust	646	17,429
CubeSmart	1,364	66,086
DiamondRock Hospitality Co (2)	72	680
EastGroup Properties Inc	78	12,997
Essential Properties Realty Trust Inc	40	1,117
Extra Space Storage Inc	691	116,081
Gladstone Commercial Corp	138	2,902
Healthcare Trust of America Inc	1,235	36,630
Host Hotels & Resorts Inc (2)	116	1,894
Lamar Advertising Co	1,555	176,415
Life Storage Inc	22	2,524

Maui Land & Pineapple Co Inc (2)	5	52
Mid-America Apartment Communities Inc	119	22,223
National Health Investors Inc	83	4,441
National Storage Affiliates Trust	1,384	73,061
PotlatchDeltic Corp	201	10,368
Prologis Inc	7	878
Public Storage	334	99,231
RAIT Financial Trust (2)(6)	368	0
SL Green Realty Corp	267	18,914
Spirit MTA REIT Liquidating Trust (2)(6)(8)	477	0
Stratus Properties Inc (2)	56	1,812
Trinity Place Holdings Inc (2)	367	719
Universal Health Realty Income Trust	154	8,512
Ventas Inc	19	1,049
Weyerhaeuser Co	410	14,584

		841,791

Utilities - 0.3%
AES Corp/The	554	12,648
Duke Energy Corp	838	81,780
Evergy Inc	3,185	198,107
FirstEnergy Corp	2,468	87,910
MDU Resources Group Inc	1,409	41,805
Portland General Electric Co	577	27,113
UGI Corp	753	32,093

		481,456

Total Common Stocks (United States)	(Cost	$18,863,154)	25,421,161

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		153	4,801

Total Preferred Stock (United States)	(Cost	$3,824)	4,801

Warrants (United States) - 0.0%

Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		3	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		1	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (2)		21	185
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		6	35
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		1	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		8	57
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		2	14

Total Warrants (United States)	(Cost	$369)	291

Registered Investment Companies - 31.9%

U.S. Fixed Income - 31.9%
Baird Core Plus Bond Fund - Class I		213,812	2,529,397
Dodge & Cox Income Fund		208,950	2,983,801
DoubleLine Total Return Bond Fund - Class I		331,021	3,475,715
Frost Total Return Bond Fund - Class I		388,808	4,012,498
Guggenheim Total Return Bond Fund - Class I		52,430	1,518,909
iShares 0-5 Year High Yield Corporate Bond ETF (9)		63,873	2,918,996
Lord Abbett High Yield Fund - Class I		451,335	3,430,148
PGIM Total Return Bond Fund - Class R6		130,770	1,479,008
Pioneer Bond Fund - Class K		296,452	2,991,205
Segall Bryant & Hamill Plus Bond Fund - Class I		322,159	3,505,089
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (9)		124,488	3,409,726
Vanguard Short-Term Bond ETF (9)		152,940	12,531,905

			44,786,397

Total Registered Investment Companies	(Cost	$43,556,886)	44,786,397

Money Market Registered Investment Companies - 13.0%

Meeder Institutional Prime Money Market Fund, 0.05% (4)		14,988,653	14,991,650
Morgan Stanley Government Institutional Fund, 0.03% (3)		3,343,662	3,343,662

Total Money Market Registered Investment Companies	(Cost	$18,331,731)	18,335,312

U.S. Government Obligations - 34.7%

U.S. Treasury Bill, 0.03%, 12/30/2021		48,725,000	48,720,432

Total U.S. Government Obligations	(Cost	$48,721,073)	48,720,432

Total Investments - 97.6%	(Cost	$129,477,037)	137,268,394

Other Assets less Liabilities - 2.4%			3,311,993

Total Net Assets - 100.0%			140,580,387

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		1,177	16,301
Meeder Dynamic Allocation Fund - Retail Class		2,986	44,402
Meeder Muirfield Fund - Retail Class		1,985	18,361
Meeder Conservative Allocation Fund - Retail Class		350	8,558

Total Trustee Deferred Compensation	(Cost	$65,943)	87,622

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(2)	12/17/2021	(526,640)	7,672
Mini MSCI EAFE Index Futures	34	12/17/2021	3,853,900	(167,553)
Mini MSCI Emerging Markets Index Futures	10	12/17/2021	622,800	(22,260)
Russell 2000 Mini Index Futures	1	12/17/2021	110,040	(936)
Standard & Poors 500 Mini Futures	4	12/17/2021	859,550	(23,219)

Total Futures Contracts	47		4,919,650	(206,296)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$88,547,962	$(206,296)
Level 2 - Other Significant Observable Inputs	48,720,432	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$137,268,394	$(206,296)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2021.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.

(5)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock. Dividend rate unknown.

(8)	Expiration date unknown.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.